JPMorgan Mid Cap Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.93%)	8.18%	7.78%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.14%)	5.17%	5.58%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.54%	6.21%	5.97%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.03%	8.80%	7.93%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.82%	9.62%	8.64%